SIGNIFICANT ACCOUNTING POLICIES	12 Months Ended
Dec. 31, 2020
SIGNIFICANT ACCOUNTING POLICIES
SIGNIFICANT ACCOUNTING POLICIES

4.SIGNIFICANT ACCOUNTING POLICIES

We have applied the accounting policies set out below consistently to all periods presented in these financial statements.

The significant judgements we made in applying the Company’s accounting policies and the key sources of estimation uncertainty arising in the preparation of these consolidated financial statements are discussed in note 5.

(a)Financial instruments

(i)	Financial assets

We initially recognize financial assets when the Company becomes party to the contractual provisions of the instrument. Subsequent to initial recognition, we classify financial assets as measured at amortized cost, fair value through other comprehensive income (“FVOCI”) or fair value through profit or loss (“FVTPL”) after considering both our business model for managing the financial asset and the contractual cash flow characteristics of the financial asset.

A financial asset is measured at amortized cost if both of the following conditions are met:

a.	the asset is held within a business model whose objective is to hold assets in order to collect contractual cash flows, and
b.	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

A financial asset is measured at FVOCI if both of the following conditions are met:

a.	the financial asset is held within a business model whose objective is achieved by both collecting contractual cash flows and selling financial assets, and
b.	the contractual terms of the financial asset give rise on specified dates to cash flows that are solely payments of principal and interest on the principal amount outstanding.

We may make an irrevocable election at initial recognition to carry at FVOCI particular investments in equity instruments that would otherwise be measured at FVTPL.

A financial asset is required to be measured at FVTPL unless it is measured at amortized cost or at FVOCI.

If we change our business model for managing financial assets, we reclassify all affected financial assets on a prospective basis, without restating any previously recognized gains, losses or interest.

If the asset is reclassified to fair value, we determine the fair value at the reclassification date, and recognize in profit or loss any gain or loss arising from a difference between the previous carrying amount and fair value.

An embedded derivative is a component of a hybrid contract that also includes a non-derivative host, with the effect that some of the cash flows of the combined instrument vary in a way similar to a stand-alone derivative. A derivative that is attached to a financial instrument but is contractually transferable independently of that instrument, or has a different counterparty, is not an embedded derivative, and is treated as a separate financial instrument.

Upon initial recognition, we measure a financial asset at its fair value. However, we measure trade receivables that do not have a significant financing component at their transaction price. After initial recognition, we measure financial assets at amortized cost, FVOCI, or FVTPL.

Changes in fair value of a financial asset that is carried at FVTPL are recognized in profit or loss, and changes in fair value of a financial asset that is carried at FVOCI are recognized in other comprehensive income, unless it is part of a hedging relationship.

Gains or losses on a financial asset that is carried at FVTPL are recognized in profit or loss, and gains or losses on a financial asset that is carried at FVOCI are recognized in other comprehensive income, unless it is part of a hedging relationship. A gain or loss on a financial asset that is measured at amortized cost and is not part of a hedging relationship is recognized in profit or loss when the asset is derecognized, impaired, amortized, or reclassified.

(i)	Financial liabilities

We initially recognize financial liabilities when the Company becomes party to the contractual provisions of the instrument. At initial recognition, we measure each financial liability at its fair value. In the case of a financial liability not at FVTPL, we deduct transaction costs that are directly attributable to the issuance of the financial liability.

Subsequent to initial recognition, we classify and measure all financial liabilities at amortized cost using the effective interest method, except for financial liabilities at FVTPL.

We may, at initial recognition, irrevocably designate a financial liability as measured at FVTPL.

(ii)	Impairment

We recognize a loss allowance for expected credit losses on financial assets, based on expected credit losses.

(b)Cash and cash equivalents

Cash and cash equivalents include cash on hand, demand deposits, and money market instruments, with maturities from the date of acquisition of three months or less, which are readily convertible to known amounts of cash and are subject to insignificant changes in value.

(c)Restricted funds

Restricted funds consist of amounts lodged with government bodies or their designated banking institutions in support of mandated environmental, permitting, or employee retirement obligations.

(d)Exploration and evaluation (“E&E”) expenditures

Exploration and evaluation expenditures include the search for mineral resources, the determination of technical feasibility, and assessment of the commercial viability of an identified mineral resource. Activities include acquisition of rights to explore; topographical, geological, geochemical and geophysical studies; exploratory drilling; trenching; sampling; and evaluation of the technical feasibility and commercial viability of extracting a mineral resource.

We capitalize E&E assets acquired in a business combination, and also the initial acquisition costs of an E&E asset which does not represent a business. We expense all other E&E expenditures, including non-refundable advance royalty payments.

Capitalized E&E assets are subsequently measured at cost less accumulated impairment.

When the technical feasibility and economic viability of a project are demonstrable, funding is in place, and a positive development decision is made, we test E&E assets for impairment and transfer them to “Mineral properties under development and construction”.  We capitalize subsequent expenditures on the project.

We assess E&E assets for impairment when indicators and circumstances suggest that the carrying amount may exceed its recoverable amount.  Typical indicators of impairment include:

•	the period for which we have the right to explore in the specific area has expired during the period or will expire in the near future, and is not expected to be renewed;
•	substantive expenditure on further exploration for and evaluation of mineral resources in the specific area is neither budgeted nor planned;
•

exploration for and evaluation of mineral resources in the specific area have not led to the discovery of commercially viable quantities of mineral resources and we have decided to discontinue such activities in the specific area;

•

sufficient data exists to indicate that, although a development in the specific area is likely to proceed, the carrying amount of the exploration and evaluation asset is unlikely to be recovered in full from successful development or by sale.

If any such indication exists, we estimate the recoverable amount of the asset to determine the extent of the impairment. Where it is not possible to estimate the recoverable amount of an individual asset, we estimate the recoverable amount of the cash generating unit to which the asset belongs. The recoverable amount is the higher of fair value less costs to sell and value in use. In assessing value in use, we discount the estimated future cash flows to their present value using a pre-tax discount rate that reflects current market assessments of the time value of money and the risks specific to the E&E asset. If we estimate the recoverable amount of an asset to be less than its carrying amount, we recognize an impairment loss in profit or loss for the period.

Where an impairment loss subsequently reverses, the carrying amount of the asset (or cash generating unit) is increased to the revised estimate of its recoverable amount, but to an amount that does not exceed the carrying amount that would have been determined had no impairment loss been recognized for the asset (or cash generating unit) in prior years. We recognize reversals of impairment immediately in profit or loss.

(e)Mineral properties under development and construction

We capitalize costs directly related to development or construction projects until the asset is available for use in the manner intended by us.  These capitalized amounts are reduced by the proceeds from the sale of metals extracted prior to commercial production.  We also capitalize any costs incurred in testing the assets to determine if they are functioning as intended.

When the assets are available for us in the manner intended by us, we transfer these assets to “Mineral properties” and “Plant and equipment” as appropriate.

(f)Equipment

Equipment is initially recognized at cost. Cost includes purchase price, directly attributable costs, and the estimated present value of any future costs of decommissioning and removal. Equipment is carried at cost, net of accumulated depreciation and impairments. We depreciate equipment to their residual values on a straight-line basis over their estimated useful lives, typically as follows:

Equipment and office equipment	5 years
Vehicles	4 years
Computer hardware and software	3 years

(g)Borrowing costs

We capitalize interest and other costs that we incur in connection with the borrowing of funds ("borrowing costs") that are directly attributable to the acquisition, construction or production of an asset that necessarily takes a substantial period of time to get ready for its intended use or sale ("a qualifying asset") as part of the cost of that asset. We expense other borrowing costs in the period in which they occur.

When we borrow funds specifically for the purpose of constructing or obtaining a qualifying asset, we capitalize the actual borrowing costs specifically incurred including the amortization of loan initiation costs, less any investment income earned on the temporary investment of those funds.

To the extent we borrow funds generally and use them for the purpose of constructing or obtaining a qualifying asset, we use a weighted average interest rate of the borrowing costs applicable to all our general borrowings that are outstanding during the period.

We stop capitalizing borrowing costs when substantially all the activities necessary to prepare the qualifying asset for its intended use are complete.

We expense borrowing costs related to exploration and evaluation.

(h)Leases

At the inception of a contract, we assess whether a contract is, or contains, a lease based on whether the contract conveys the right to control the use of an identified asset for a period of time in exchange for consideration. To assess whether a contract conveys the right to control the use of an identified asset, we consider whether:

•	the contract involves the use of an identified asset, either explicitly or implicitly, including consideration of supplier substitution rights;
•	we have the right to obtain substantially all the economic benefits from the use of the asset throughout the period of use; and
•	we have the right to direct the use of the asset.

We recognize a right-of-use ("ROU") asset which is initially measured based on the initial amount of the lease liability plus any initial direct costs incurred less any lease incentives received. We depreciate the ROU asset to the earlier of the end of the useful life or the lease term using either the straight-line or units-of-production method, depending on which method more accurately reflects the expected pattern of consumption of the future economic benefits. The lease term includes periods covered by an option to extend if we determine the Company is reasonably likely to exercise the option.

We initially measure the lease liability at the present value of the lease payments that are not yet paid as of the commencement date, discounted using the interest rate implicit in the lease or, if that rate cannot be readily determined, the Company’s incremental borrowing rate. We then measure the lease liability at amortized cost using the effective interest method and remeasure it when there is a change in future lease payments.

We apply the short-term lease (defined as leases with a lease term of 12 months or less) and low-value asset recognition exemptions. For these leases, we recognize the lease payments an expense over the term of the lease unless another systematic basis is more representative of the time pattern in which economic benefits from the leased assets are consumed.

(i)Asset retirement and site closure obligations

We record an asset retirement and site closure obligation when a legal or constructive obligation exists as a result of past events and we can make a reliable estimate of the undiscounted future cash flows required to satisfy the asset retirement and site closure obligation. Such costs include decommissioning or dismantling plant and equipment, and reclamation, closure, and post-closure monitoring of the property.

The estimated future cash flows are discounted to a net present value using an applicable risk-free interest rate. We accrete the provision for asset retirement and site closure obligations over time to reflect the unwinding of the discount and charge the accretion expense to profit or loss for the period.

We remeasure the asset retirement and site closure obligation at the end of each reporting period for changes in estimates or circumstances, such as changes in legal or regulatory requirements, increased obligations arising from additional disturbance due to mining and exploration activities, changes to cost estimates, and changes to risk-free interest rates.

Asset retirement and site closure obligations related to E&E activities and properties are expensed upon initial recognition and subsequently. Asset retirement and site closure obligations relating to Construction in progress, and to mineral properties, are initially capitalized with a charge to the related mineral property. Changes to the obligation which arise as a result of changes in estimates and assumptions are also accounted for as changes in the carrying amounts of related mining property.

(j)Provisions

We recognize provisions when (i) the Company has a present legal or constructive obligation as a result of a past event, (ii) it is probable that an outflow of resources embodying economic benefits will be required to settle the obligation, and (iii) we can make a reliable estimate of the amount of the obligation. Where we expect some or all of a provision to be reimbursed (for example, under an insurance contract), we recognize the reimbursement as a separate asset, but only when the reimbursement is virtually certain. We present the expense relating to each provision in profit or loss net of any reimbursements.

If the effect of the time value of money is material, we discount the provision using a pre-tax discount rate that reflects the risks specific to the liability. The increase in the provision due to the passage of time is recognized as accretion expense in profit or loss.

(k)Share based payments

(i)	Stock options, restricted share units (“RSUs”) and deferred share units (“DSUs”)

The Company grants stock options, and awards RSUs and DSUs to employees, officers and directors from time to time. At the date of grant or award, we estimate the fair values of the stock options, RSUs and DSUs which will eventually vest. These estimated fair values are recognized as share-based compensation expense over the specific vesting periods, with a corresponding increase to reserves, a component of equity.

We determine the fair value of stock options using a Black-Scholes option pricing model with market-related inputs as of the date of grant. The fair value of RSUs and DSUs is the market value of the underlying shares as of the date of award. Stock option grants and RSU awards with several tranches of vesting are accounted for as separate awards with different vesting periods and fair values. We account for prospectively the changes to the estimated number of awards that will eventually vest.

(ii)	Bonus shares

The Company has issued bonus shares, some of which vest upon the completion of a specified period of service, and others of which vest upon the achievement of specific performance conditions, which performance conditions may or may not be market based. The fair value of the bonus shares is determined on the date of award.

For bonus shares which have only a service condition, the fair value is recognized in share- based compensation expense over the service period.

For bonus awards which have a performance condition, we estimate at the award date the length of the expected vesting period and recognize the fair value in share-based compensation expense over that expected vesting period. If the performance condition is a market condition, we do not subsequently revise the expected vesting period. However, if the performance condition is not a market condition, we revise our estimate of the length of the vesting period if subsequent information indicates such a revision is necessary.

(l)Income taxes

Income tax expense comprises current and deferred tax. It is recognized in profit or loss except to the extent that it relates to a business combination or items recognized directly in equity or OCI.

(i)	Current tax

Current tax expense comprises the expected tax payable on taxable income for the year and any adjustment to income tax payable in respect of previous years. It is measured using tax rates enacted or substantively enacted at the reporting date. Current tax also includes any withholding tax arising from interest and dividends.

(ii)	Deferred tax

Deferred tax is recognized in respect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts used for taxation purposes. Deferred tax is not recognized for:

•

temporary differences on the initial recognition of assets or liabilities in a transaction that is not a business combination, and at the time of the transaction, affects neither the accounting profit nor taxable profit (tax loss);

•

temporary differences related to investments in subsidiaries, associates and joint arrangements to the extent that we are able to control the timing of the reversal of the temporary differences and it is probable that they will not reverse in the foreseeable future; and

•	taxable temporary differences arising on the initial recognition of goodwill.

We recognize deferred tax assets for unused tax losses, unused tax credits and deductible temporary differences to the extent that it is probable that future taxable profits will be available against which they can be used. If the amount of taxable temporary differences is insufficient to recognize a deferred tax asset in full, then future taxable profits are considered based on the business plans for the individual taxable entity. We review deferred tax assets at each reporting date and reduce them when we consider it no longer probable that the related tax benefit will be realized. Unrecognized deferred tax assets are reassessed at each reporting date and recognized to the extent that it has become probable that future taxable profits will be available against which they can be used.

Deferred tax is measured at the tax rates that are expected to apply to the temporary differences when they reverse, using tax rates enacted or substantively enacted at the reporting date.

Deferred tax assets and liabilities are offset only when there are sufficient taxable temporary differences relating to the same taxation authority and the same taxable entity which are expected to reverse in the same period or in the carried back/forward period as the expected reversal of the deductible temporary difference.

(m)Earnings (loss) per share

Basic earnings (loss) per share is based on profit (loss) attributable to common shareholders, divided by the weighted average number of common shares outstanding during the reporting period.

Diluted earnings (loss) per share is based on profit (loss) attributable to common shareholders, divided by the weighted average number of common shares outstanding during the reporting period after adjusting for the effects of all dilutive potential ordinary shares.

(n)New and amended IFRS Standards that are effective for the current year

The Company applied for the first-time certain standards and amendments, which are effective for annual periods beginning on or after January 1, 2020. We have not early adopted any other standard, interpretation or amendment that has been issued but is not yet effective. Other than the changes described below, the accounting policies adopted are consistent with those of the previous financial year.

We do not discuss here certain other amendments and interpretations which applied for the first time in 2020 but had no impact on our consolidated financial statements.

(i)	Amendments to IAS 1 and IAS 8 Definition of Material

The amendments provide a new definition of material that states, “information is material if omitting, misstating or obscuring it could reasonably be expected to influence decisions that the primary users of general purpose financial statements make on the basis of those financial statements, which provide financial information about a specific reporting entity.”  The amendments clarify that materiality will depend on the nature or magnitude of information, either individually or in combination with other information, in the context of the financial statements. A misstatement of information is material if it could reasonably be expected to influence decisions made by the primary users.

These amendments had no impact on the consolidated financial statements.

(ii)	Amendments to the Conceptual Framework in IFRS

The Conceptual Framework is not a standard, and none of the concepts contained therein override the concepts or requirements in any standard. The purpose of the Conceptual Framework is to assist the IASB in developing standards, to help preparers develop consistent accounting policies where there is no applicable standard in place and to assist all parties to understand and interpret the standards. This will affect those entities which developed their accounting policies based on the Conceptual Framework. The revised Conceptual Framework includes some new concepts, updated definitions and recognition criteria for assets and liabilities and clarifies some important concepts.

These amendments had no impact on the consolidated financial statements.

(o)Standards issued but not yet effective

The standards and interpretations that are issued, but not yet effective, up to the date of issuance of the Company’s financial statements that we reasonably expect will have an impact on the Company’s disclosures, financial position or performance when applied at a future date, are disclosed below.

(i)	Property, Plant and Equipment: Proceeds before Intended Use – Amendments to IAS 16

In the process of making an item of property, plant and equipment (“PP&E”) available for its intended use, a company may produce and sell products generated by this PP&E. Current standards require that sales proceeds from these products be deducted from the capital cost of this item of PP&E. The amendments discontinue this practice.  Under the amendments, proceeds from selling items before the related item of PPE is available for use should be recognized in profit or loss, together with the costs of producing those items. The entity measures the cost of those items in accordance with IAS 2 Inventories.

The amendments are applied retrospectively, but only to items of property, plant and equipment that are made available for on or after the beginning of the earliest period presented in the financial statements in which the entity first applies the amendments.

The amendments are effective for annual periods beginning on or after January 1, 2022, with early application permitted. We expect to early  adopt this amendment, effective January 1, 2021. We have not determined the impact of this new standard.

(ii)	Classification of Liabilities as Current or Non-current – Amendments to IAS 1

The amendments to IAS 1 affect only the presentation of liabilities as current or non-current in the statement of financial position and not the amount or timing of recognition of any asset, liability, income or expenses, or the information disclosed about those items.

The amendments clarify that the classification of liabilities as current or non-current is based on rights that are in existence at the end of the reporting period, specify that classification is unaffected by expectations about whether an entity will exercise its right to defer settlement of a liability, explain that rights are in existence if covenants are complied with at the end of the reporting period, and introduce a definition of ‘settlement’ to make clear that settlement refers to the transfer to the counterparty of cash, equity instruments, other assets or services.

The amendments are applied retrospectively for annual periods beginning on or after January 1, 2023, with early application permitted. We do not expect to early adopt these amendments. We have not determined the impact of this new standard.

(iii)	Reference to the Conceptual Framework – Amendments to IFRS 3

The amendments update IFRS 3 “Business Combinations” so that it refers to the 2018 Conceptual Framework instead of the 1989 Framework. They also add to IFRS 3 a requirement that, for obligations within the scope of IAS 37, an acquirer applies IAS 37 to determine whether at the acquisition date a present obligation exists as a result of past events. For a levy that would be within the scope of IFRIC 21 Levies, the acquirer applies IFRIC 21 to determine whether the obligating event that gives rise to a liability to pay the levy has occurred by the acquisition date.

Finally, the amendments add an explicit statement that an acquirer does not recognize contingent assets acquired in a business combination. The Company intends to adopt these amendments, if applicable, when they become effective.

The amendments are effective for business combinations for which the date of acquisition is on or after the beginning of the first annual period beginning on or after January 1, 2022. Early application is permitted if an entity also applies all other updated references (published together with the updated Conceptual Framework) at the same time or earlier. We do not expect to early adopt these amendments. We have not determined the impact of these amendments.

(iv)	Onerous Contracts – Costs of Fulfilling a Contract – Amendments to IAS 37

The amendments update IAS 37 “Provisions” to specify which costs an entity needs to include when assessing whether a contract is onerous or loss-making.

The amendments apply a “directly related cost approach”. The costs that relate directly to a contract to provide goods or services include both incremental costs and an allocation of costs directly related to contract activities. General and administrative costs do not relate directly to a contract and are excluded unless they are explicitly chargeable to the counterparty under the contract.

The amendments are effective for annual reporting periods beginning on or after January 1, 2022, with early application permitted. We do not expect to early adopt these amendments. We have not determined the impact of this new standard.